Public Offering	12 Months Ended
Dec. 31, 2020
Public Offering
Public Offering

4. Public Offering

On October 6, 2020, the Company sold 75,000,000 units at a price of $10.00 per unit (the “Units”), generating gross proceeds of $750,000,000, and incurring offering costs of $43,541,714, inclusive of $26,250,000 in deferred underwriting commissions. On November 10, 2020, the Company consummated the sale of 6,681,000 additional Class A ordinary shares upon receiving notice of the underwriters’ election to partially exercise their overallotment option, generating additional gross proceeds of $66,810,000 and incurred additional offering costs of $3,674,550 in underwriting fees.

Each Unit consists of one share of the Company’s Class A ordinary shares, $0.00005 par value, and one-third of one warrant (each, a “Warrant” and, collectively, the “Warrants”). Each whole Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share. No fractional shares will be issued upon separation of the Units and only whole Warrants will trade. The Warrants sold as part of the Units (the “Public Warrants”) will become exercisable on the later of (a) 30 days after the completion of an Initial Business Combination or (b) 12 months from the closing of the Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of an Initial Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the ordinary shares issuable upon exercise of the Public Warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the Public Warrants in accordance with the provisions of the warrant agreement. Notwithstanding the foregoing, if the Company’s ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under the Securities Act, the Company, at its option, may require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement. The Public Warrants will expire five years after the completion of an Initial Business Combination or earlier upon the Company’s redemption or liquidation.

The Company paid an underwriting discount of 2.0% of the per Unit offering price, or $15,000,000 in the aggregate, to the underwriters at the closing of the Public Offering, with an additional fee (the “Deferred Discount”) of 3.5% of the gross offering proceeds, or $28,588,350, payable upon the Company’s completion of an Initial Business Combination. The Deferred Discount will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its Initial Business Combination.